ESTIMATION OF FAIR VALUE - Fair value of financial assets recognized at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,580,128	3,053,862
Certain Financial Assets At Amortised Cost Held To Maturity Investments And Loans And Receivables Category [Member]
Disclosure of financial assets [line items]
Financial assets at fair value	209,460,642	186,339,766
Certain Financial Assets At Amortised Cost Held To Maturity Investments And Loans And Receivables Category [Member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	201,122,122	176,996,179
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	258,433,837	224,581,946
Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	12,381,009	9,282,734
Financial assets at amortised cost, category [member] | Investment securities and loan portfolio
Disclosure of financial assets [line items]
Financial assets at fair value	203,901,379	183,308,411
Financial assets at amortised cost, category [member] | Investment securities and loan portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	195,541,994	173,942,317
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	39,334,862	29,346,069
Debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost
Disclosure of financial assets [line items]
Financial assets at fair value	5,559,263	3,031,355
Debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 5,580,128	$ 3,053,862